Basis of Presentation and General Information: (Details Narrative)	6 Months Ended
Jun. 30, 2026
Date of incorporation	December 13, 2006
Number of vessels owned	135
Number of vessels held for sale	1
Number of vessels chartered-in	7
Combined carrying capacity [Member]
Vessel capacity DWT	13,500,000
Average age of vessels	12.8
Five Kamsarmax newbuilding vessels [Member]
Vessel capacity DWT	82,000
Expected Delivery Date	third and fourth quarters of 2026
Minimum [Member]
Vessel capacity DWT	55,569
Maximum [Member]
Vessel capacity DWT	209,537